Income and Social Contribution Taxes - Summary of Recovery of Deferred Tax Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 1,076,223	R$ 959,945
Up to 1 year [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	178,127
From 1 to 2 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	54,814
From 2 to 3 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	141,105
From 3 to 5 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	136,029
From 5 to 7 years [member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	353,806
From 7 to 10 Years[member]
Summary of income and social contribution taxes [line items]
Recovery of deferred tax assets	R$ 212,342